Income Taxes - Schedule of Reconciliation of the Federal Income Tax Rate To The Company's Effective Tax Rate (Detail)	3 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Line Items]
Statutory federal income tax rate				21.00%	21.00%
State taxes, net of federal tax benefit				7.90%	7.90%
Stock based compensation				(0.40%)	(1.10%)
Gain on loan forgiveness				(2.50%)	1.40%
Net operating loss true-up				2.60%
R&D expenses, net				0.00%	(0.60%)
R & D Credit				0.20%	2.20%
R & D True Up				(6.60%)	(1.90%)
Other permanent differences				(0.20%)	0.00%
Stock Compensation True up				0.00%	4.90%
Valuation allowance				(22.00%)	(33.80%)
Effective rate				0.00%	0.00%
Alpha Healthcare Acquisition Corp. III [Member]
Income Taxes [Line Items]
Statutory federal income tax rate	37.30%	0.00%	21.00%	21.00%
Change in fair value of overallotment liability			8.30%	0.00%
Effective tax rate			0.00%	65.00%
Valuation allowance			(29.30%)	44.00%
Effective rate	37.30%	0.00%	0.00%	65.00%